13. COMMITMENTS AND CONTINGENCIES	12 Months Ended
Jun. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
13. COMMITMENTS AND CONTINGENCIES

Employment Arrangement - Greg Adams, Chief Financial Officer and Chief Operating Officer

Mr. Adams employment agreement, as amended, is entitled to receive a base salary of $200. In the event of termination for any reason other than for “cause,” death or disability or if the Company decides not to renew the agreement, Mr. Adams will receive, in addition to payment of accrued salary and benefits through the date of termination of employment, a severance payment equal to the sum of (i) twenty-four months of his then applicable annual base salary; and (ii) the average of his last two annual cash bonuses, and all stock options held by the executive shall immediately vest and remain exercisable for the lesser of their original term or five years. As of June 30, 2014 and 2013, the amounts due to Mr. Adams for deferred salary is $112 and $62, respectively.

Lease Commitments

The Company’s lease for its Celebration, FL sales office expires on September 30, 2016. Future minimum lease payments through the termination date total $121.

The Company also has month to month leases of office space in Hawthone, NY and Davis, CA for $2 and $1 per month, respectively.

Rent expense totaled $88 and $100 for the years ended June 30, 2014 and 2013, respectively.